UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22684

DAXOR CORPORATION

(Exact name of registrant as specified in charter)

350 Fifth Avenue

Suite 4740

New York, NY 10118

(Address of principal executive offices) (Zip code)

Joseph Feldschuh, MD

350 Fifth Avenue

Suite 4740

New York, NY 10118

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-330-8500

Date of fiscal year end: December 31, 2016

Date of reporting period: July 1, 2015 to June 30, 2016

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
National Grid PLC		636274300	NGG

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

2

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Ameren Corp.		023608102	AEE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

3

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
American Electric Power Company, Inc.		025537101	AEP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

4

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Avangrid Inc.		05351W103	AGR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Edison International		281020107	EIX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

5

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Southern California Edison Company		842400509	SCE-PRD

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Southern California Edison Company		842400400	SCE-PRE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

6

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Spectra Energy Corporation		847560109	SE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

7

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Exelon Corporation		30161N101	EXC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

8

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Northeast Utilities doing business as Eversource Energy		30040W108	NU

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

9

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Advanced Micro Devices, Inc.		007903107	AMD

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Centerpoint Energy		15189T107	CNP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

10

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
CMS Energy Corporation		125896100	CMS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
PG&E Corporation		69331C108	PCG

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

11

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Pacific Gas and Electric Company		694308503	PCG-PD

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Pacific Gas and Electric Company		694308206	PCG-PA

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

12

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Pacific Gas and Electric Company		694308602	PCG-PE
Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

13

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Great Plains Energy Incorporated		391164100	GXP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Avista Corporation		05379B107	AVA

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

14

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
DTE Energy Company		233331107	DTE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

15

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Duke Energy Corporation		26441C204	DUK

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

16

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Entergy Corporation		29364G103	ETR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
PNM Resources, Inc.		69349H107	PNM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

17

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
First Niagra Financial Corp.		33528V108	FNFG

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
FirstEnergy Corporation		337932107	FE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

18

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Xcel Energy, Inc.		98389B100	XEL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Pinnacle West Capital Corporation		723484101	PNW

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

19

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Westar Energy, Inc.		95709T100	WR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

20

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Apple Inc.			AAPL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

21

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
United States National Gas.			UNG

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

22

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
DB Capital Trust			DTK

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

23

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Duquesne Light Company			DQUEM

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

24

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Wells Fargo			WFC PRJ

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

25

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Centrus Energy			LEU

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

26

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Motors Liquidation Company GUC Trust			MTLQU

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

27

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
NiSource Inc.		65473P105	NI

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

28

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
WEC Energy Group		92939U106	WEC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

29

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
British Petroleum		055622104	BP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

30

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Columbia Pipeline Group, Inc.		198280109	CPGX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

31

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Teco Energy		872375100	TE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

32

Name of Registrant:		DAXOR CORPORATION
Period:		July 1, 2015-June 30, 2016

Company Name	Meeting Date	CUSIP Number	Ticker Symbol
Southwest Gas Corp.		844895102	SWX

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Data was unavailable.

33

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Daxor Corporation

By (Signature and Title)	/s/ Michael Feldschuh
BY: Michael Feldschuh
ITS: Acting CEO and President

Date: August 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric P. Coleman
BY: Eric P. Coleman
ITS: Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer/Chief Compliance Officer)

Date: August 31, 2016

Date	August 31, 2016

* Print the name and title of each signing officer under his or her signature.

34